Organization and Business Description (Details) - USD ($)				6 Months Ended
	Jun. 21, 2024	Apr. 22, 2024	Mar. 04, 2024	Jun. 30, 2024	Dec. 31, 2023
Organization and Business Description [Line Items]
Assuming price per share (in Dollars per share)				$ 10
Valuation of the Company				$ 60,000,000
Common stock outstanding (in Shares)				15,678,898	15,130,393
Escrow for the Redwoods founder				$ 2,875,000
Assumed warrants				12,030,000
Cash proceeds	$ 181,339	$ 950,000	$ 181,339
Cash		950,000		$ 845,336	$ 2,808
Security holders (in Shares)				6,000,000
Common stock valued				$ 1,568	$ 1,513
ANEW equity value				$ 60,000,000
Common stock, par value per share (in Dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Converted newly issued share (in Shares)				1
Aggregate purchase price		$ 2,000,000	$ 2,000,000
Aggregate units (in Shares)		900,000	750,000
Settle transaction costs		$ 1,950,000	$ 1,950,000
Additional shares of redwoods’ common stock (in Shares)				15,678,898	15,130,393
Aggregate equity value				$ 50,000,000
Contingent consideration shares				(i) 2,000,000 Contingent Consideration Shares upon Redwoods achieving a closing price equal to or exceeding $12.50 for 10 trading days within a 20-day trading period in the first three years following the Closing;(ii) 2,000,000 Contingent Consideration Shares upon Redwoods achieving a closing price equal to or exceeding $15.00 for 10 trading days within a 20-day trading period in the first three years following the Closing; and(iii) 1,000,000 Contingent Consideration Shares upon Redwoods achieving a closing price equal to or exceeding $20.00 for 10 trading days within a 20-day trading period in the first five years following the Closing.
Contingent consideration				$ 110,000,000
Income tax payable				$ 568,111
Public Warrants [Member]
Organization and Business Description [Line Items]
Exercisable and composed warrants (in Shares)				11,500,000
Private Warrants [Member]
Organization and Business Description [Line Items]
Exercisable and composed warrants (in Shares)				530,000
Cash [Member]
Organization and Business Description [Line Items]
Cash				$ 589,081
Series of Individually Immaterial Business Acquisitions [Member]
Organization and Business Description [Line Items]
Settle transaction costs		$ 1,000,000	$ 1,768,661
Redwoods Acquisition Corp [Member]
Organization and Business Description [Line Items]
Issued shares (in Shares)				6,000,000
Assuming price per share (in Dollars per share)				$ 10
Redwoods [Member]
Organization and Business Description [Line Items]
Cash				$ 589,081
Common Stock [Member]
Organization and Business Description [Line Items]
Common stock outstanding (in Shares)				15,130,393
Merger Sub Common Stock [Member]
Organization and Business Description [Line Items]
Common stock, par value per share (in Dollars per share)				$ 0.0001
Redwoods’ Common Stock [Member]
Organization and Business Description [Line Items]
Additional shares of redwoods’ common stock (in Shares)				5,000,000
ANew Medical, Inc [Member]
Organization and Business Description [Line Items]
Common stock valued				$ 60,000,000
Per share valuation (in Dollars per share)				$ 10
Contingent Consideration Shares [Member]
Organization and Business Description [Line Items]
Assuming price per share (in Dollars per share)				$ 10